Contractual Commitments and Contingent Liabilities Contractual Commitments and Contingent Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Commitments [Line Items]
Self Insurance Reserve	$ 192	$ 179
Deferred Compensation Liability, Classified, Noncurrent	40	40	$ 44
Health Insurance Product Line [Member]
Other Commitments [Line Items]
Self Insurance Reserve	3
Trust for Benefit of Employees [Member]
Other Commitments [Line Items]
Assets Held-in-trust	62	62	64
CEOC | Escrow for Benefit of Employees [Member]
Other Commitments [Line Items]
Deferred Compensation Liability, Classified, Noncurrent	33	32	29
Assets Held-in-trust	$ 59	$ 57	$ 49